American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2022

Balanced - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.0%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	15,669	6,097,278
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	31,116	6,291,966
Auto Components — 0.5%
Aptiv plc(1)	43,221	5,903,124
Automobiles — 1.2%
Rivian Automotive, Inc., Class A(1)	19,974	1,313,091
Tesla, Inc.(1)	12,765	11,957,231
		13,270,322
Banks — 2.8%
Bank of America Corp.	225,947	10,425,194
JPMorgan Chase & Co.	74,062	11,005,613
Regions Financial Corp.	366,005	8,396,155
		29,826,962
Beverages — 0.9%
PepsiCo, Inc.	56,554	9,813,250
Biotechnology — 0.4%
Amgen, Inc.	12,510	2,841,521
Vertex Pharmaceuticals, Inc.(1)	6,094	1,481,147
		4,322,668
Building Products — 1.0%
Johnson Controls International plc	107,633	7,821,690
Masco Corp.	49,448	3,131,542
		10,953,232
Capital Markets — 2.8%
Ameriprise Financial, Inc.	13,962	4,248,776
BlackRock, Inc.	6,823	5,614,920
Intercontinental Exchange, Inc.	22,748	2,881,262
Morgan Stanley	107,826	11,056,478
S&P Global, Inc.	15,133	6,283,524
		30,084,960
Chemicals — 1.5%
Air Products and Chemicals, Inc.	9,832	2,773,804
Ecolab, Inc.	14,006	2,653,437
Linde plc	24,622	7,846,539
Sherwin-Williams Co. (The)	10,561	3,025,832
		16,299,612
Communications Equipment — 0.7%
Cisco Systems, Inc.	128,753	7,167,680
Consumer Finance — 0.6%
American Express Co.	33,861	6,088,885
Containers and Packaging — 0.4%
Ball Corp.	43,086	4,183,651
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	25,505	1,357,631
Electric Utilities — 1.1%
NextEra Energy, Inc.	145,775	11,387,943
Electrical Equipment — 0.8%
Eaton Corp. plc	28,571	4,526,503

Generac Holdings, Inc.(1)	2,055	580,291
Rockwell Automation, Inc.	12,671	3,664,707
		8,771,501
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	27,680	5,232,904
Cognex Corp.	36,973	2,457,226
Keysight Technologies, Inc.(1)	33,304	5,622,381
		13,312,511
Energy Equipment and Services — 0.8%
Schlumberger NV	209,217	8,174,108
Entertainment — 0.9%
Electronic Arts, Inc.	18,741	2,486,181
Walt Disney Co. (The)(1)	51,812	7,407,562
		9,893,743
Equity Real Estate Investment Trusts (REITs) — 1.4%
Prologis, Inc.	95,762	15,017,397
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	7,568	3,822,824
Sysco Corp.	83,680	6,539,592
		10,362,416
Food Products — 0.5%
Mondelez International, Inc., Class A	72,006	4,826,562
Vital Farms, Inc.(1)	25,270	417,713
		5,244,275
Health Care Equipment and Supplies — 1.1%
Edwards Lifesciences Corp.(1)	55,258	6,034,174
Medtronic plc	40,386	4,179,547
ResMed, Inc.	5,679	1,298,219
		11,511,940
Health Care Providers and Services — 2.5%
Cigna Corp.	31,390	7,234,139
CVS Health Corp.	67,307	7,168,869
Humana, Inc.	6,257	2,455,873
UnitedHealth Group, Inc.	20,551	9,711,786
		26,570,667
Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc.(1)	1,991	4,890,155
Chipotle Mexican Grill, Inc.(1)	1,765	2,622,049
Expedia Group, Inc.(1)	29,669	5,438,031
		12,950,235
Household Products — 1.0%
Colgate-Palmolive Co.	33,592	2,769,661
Procter & Gamble Co. (The)	46,885	7,522,698
		10,292,359
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	35,513	7,261,698
Insurance — 1.0%
Marsh & McLennan Cos., Inc.	24,725	3,798,749
Prudential Financial, Inc.	28,200	3,146,274
Travelers Cos., Inc. (The)	23,597	3,921,349
		10,866,372
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	10,013	27,095,879
Alphabet, Inc., Class C(1)	1,696	4,602,893

Meta Platforms, Inc., Class A(1)	25,742	8,063,939
		39,762,711
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	7,276	21,765,936
IT Services — 3.1%
Accenture plc, Class A	22,762	8,048,188
Mastercard, Inc., Class A	23,276	8,993,381
PayPal Holdings, Inc.(1)	38,079	6,547,303
Visa, Inc., Class A	40,940	9,259,400
		32,848,272
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	44,652	6,220,917
Thermo Fisher Scientific, Inc.	11,284	6,559,389
		12,780,306
Machinery — 1.4%
Cummins, Inc.	20,947	4,626,773
Deere & Co.	6,110	2,299,804
Parker-Hannifin Corp.	18,653	5,782,617
Xylem, Inc.	27,522	2,890,360
		15,599,554
Media — 0.3%
Comcast Corp., Class A	67,363	3,367,476
Multiline Retail — 0.3%
Target Corp.	13,362	2,945,386
Oil, Gas and Consumable Fuels — 0.9%
ConocoPhillips	114,291	10,128,468
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	9,331	2,909,313
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	102,483	6,650,122
Merck & Co., Inc.	64,545	5,259,126
Novo Nordisk A/S, B Shares	33,860	3,367,995
Zoetis, Inc.	29,200	5,833,868
		21,111,111
Professional Services — 0.1%
IHS Markit Ltd.	5,979	698,287
Road and Rail — 0.7%
Norfolk Southern Corp.	14,361	3,906,049
Union Pacific Corp.	13,257	3,241,999
		7,148,048
Semiconductors and Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.(1)	33,769	3,858,108
Applied Materials, Inc.	43,285	5,981,121
ASML Holding NV	8,442	5,717,720
NVIDIA Corp.	56,375	13,803,983
Texas Instruments, Inc.	36,017	6,464,691
		35,825,623
Software — 6.1%
Adobe, Inc.(1)	10,308	5,507,564
Microsoft Corp.	166,566	51,798,695
salesforce.com, Inc.(1)	16,993	3,953,081
ServiceNow, Inc.(1)	3,437	2,013,326
Workday, Inc., Class A(1)	6,793	1,718,697
		64,991,363

Specialty Retail — 1.8%
Home Depot, Inc. (The)	33,015	12,115,845
TJX Cos., Inc. (The)	67,578	4,863,589
Tractor Supply Co.	10,147	2,215,191
		19,194,625
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	173,699	30,359,111
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)	6,184	1,980,302
NIKE, Inc., Class B	41,114	6,087,750
		8,068,052
TOTAL COMMON STOCKS (Cost $524,162,615)		642,782,028
U.S. TREASURY SECURITIES — 15.1%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	282,047
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,802,938
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	438,535
U.S. Treasury Bonds, 1.875%, 2/15/41	3,000,000	2,860,664
U.S. Treasury Bonds, 2.25%, 5/15/41	300,000	303,563
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,900,828
U.S. Treasury Bonds, 2.00%, 11/15/41	1,400,000	1,361,281
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,157,188
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,594,961
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,192,188
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,453,309
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	583,750
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	687,211
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	1,500,000	1,582,910
U.S. Treasury Bonds, 2.75%, 8/15/47	200,000	223,383
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	1,460,000	1,834,296
U.S. Treasury Bonds, 2.25%, 8/15/49	1,300,000	1,334,633
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	2,531,813
U.S. Treasury Bonds, 2.00%, 2/15/50	900,000	877,535
U.S. Treasury Bonds, 1.875%, 2/15/51	1,700,000	1,610,617
U.S. Treasury Bonds, 2.375%, 5/15/51	3,600,000	3,812,062
U.S. Treasury Bonds, 2.00%, 8/15/51	10,800,000	10,538,437
U.S. Treasury Bonds, 1.875%, 11/15/51	600,000	569,063
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	2,142,420	2,273,317
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	397,031
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	495,234
U.S. Treasury Notes, 0.125%, 8/31/23	2,000,000	1,971,016
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	6,808,570
U.S. Treasury Notes, 0.75%, 12/31/23	4,500,000	4,465,195
U.S. Treasury Notes, 0.125%, 1/15/24	2,200,000	2,155,780
U.S. Treasury Notes, 0.875%, 1/31/24	3,000,000	2,982,070
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,536,445
U.S. Treasury Notes, 0.25%, 3/15/24	8,500,000	8,327,676
U.S. Treasury Notes, 0.375%, 4/15/24	8,500,000	8,344,609
U.S. Treasury Notes, 0.75%, 11/15/24	5,500,000	5,409,980
U.S. Treasury Notes, 1.00%, 12/15/24	18,000,000	17,818,594
U.S. Treasury Notes, 1.125%, 2/28/25	3,300,000	3,273,059
U.S. Treasury Notes, 0.25%, 5/31/25	1,000,000	961,367
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,827,656
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	208,445
U.S. Treasury Notes, 0.50%, 2/28/26	1,000,000	958,398

U.S. Treasury Notes, 1.375%, 8/31/26	1,400,000	1,386,984
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	100,168
U.S. Treasury Notes, 1.25%, 11/30/26	1,400,000	1,377,141
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	705,195
U.S. Treasury Notes, 1.50%, 1/31/27	8,000,000	7,958,750
U.S. Treasury Notes, 1.125%, 2/28/27	2,700,000	2,635,453
U.S. Treasury Notes, 0.625%, 3/31/27	7,000,000	6,656,289
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	470,391
U.S. Treasury Notes, 0.50%, 8/31/27	1,600,000	1,500,625
U.S. Treasury Notes, 0.625%, 12/31/27	3,500,000	3,288,223
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	966,563
U.S. Treasury Notes, 1.25%, 3/31/28	1,700,000	1,653,449
U.S. Treasury Notes, 1.25%, 4/30/28	5,050,000	4,907,771
U.S. Treasury Notes, 1.375%, 10/31/28	3,000,000	2,929,688
U.S. Treasury Notes, 1.50%, 11/30/28	4,500,000	4,429,336
U.S. Treasury Notes, 1.75%, 1/31/29	3,000,000	3,001,641
U.S. Treasury Notes, 1.25%, 8/15/31	3,500,000	3,340,586
U.S. Treasury Notes, 1.375%, 11/15/31	1,000,000	963,700
TOTAL U.S. TREASURY SECURITIES (Cost $162,323,842)		162,019,607
CORPORATE BONDS — 10.6%
Aerospace and Defense — 0.2%
Boeing Co. (The), 5.15%, 5/1/30	340,000	383,208
Boeing Co. (The), 3.625%, 2/1/31	640,000	658,292
Boeing Co. (The), 5.81%, 5/1/50	230,000	289,763
Raytheon Technologies Corp., 4.125%, 11/16/28	570,000	622,620
		1,953,883
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(3)	335,000	318,325
Airlines — 0.1%
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36	181,000	175,739
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	390,962	388,794
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	568,000	606,951
		1,171,484
Auto Components†
Aptiv plc, 3.10%, 12/1/51	290,000	255,690
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	700,000	707,210
General Motors Co., 5.15%, 4/1/38	370,000	421,139
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	790,810
General Motors Financial Co., Inc., 2.40%, 10/15/28	315,000	304,079
General Motors Financial Co., Inc., 3.10%, 1/12/32	310,000	303,826
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	420,000	410,466
		2,937,530
Banks — 1.3%
Banco Santander SA, 5.18%, 11/19/25	400,000	435,571
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	191,891
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	713,000	651,329
Bank of America Corp., VRN, 3.42%, 12/20/28	1,082,000	1,124,686
Bank of America Corp., VRN, 2.57%, 10/20/32	435,000	421,891
Bank of America Corp., VRN, 2.48%, 9/21/36	290,000	269,468
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(3)	329,000	315,582
Barclays plc, 4.84%, 5/9/28	375,000	404,069
BNP Paribas SA, VRN, 4.375%, 3/1/33(3)	368,000	387,621
BPCE SA, VRN, 3.65%, 1/14/37(3)	500,000	494,521

Citigroup, Inc., VRN, 0.78%, 10/30/24	89,000	87,713
Citigroup, Inc., VRN, 2.01%, 1/25/26	684,000	683,349
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,176,000	1,230,497
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	440,000	448,571
FNB Corp., 2.20%, 2/24/23	460,000	463,486
HSBC Holdings plc, VRN, 2.80%, 5/24/32	280,000	271,097
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	315,000	304,939
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,661,000	1,597,467
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	420,000	412,051
National Australia Bank Ltd., 2.33%, 8/21/30(3)	278,000	259,109
National Australia Bank Ltd., 2.99%, 5/21/31(3)	204,000	198,320
Societe Generale SA, 5.00%, 1/17/24(3)	990,000	1,040,332
Societe Generale SA, VRN, 1.79%, 6/9/27(3)	300,000	286,716
Truist Bank, VRN, 2.64%, 9/17/29	275,000	279,737
US Bancorp, VRN, 2.49%, 11/3/36	415,000	398,819
Wells Fargo & Co., VRN, 3.07%, 4/30/41	605,000	584,753
Westpac Banking Corp., VRN, 2.89%, 2/4/30	205,000	205,772
Westpac Banking Corp., VRN, 3.02%, 11/18/36	225,000	215,503
		13,664,860
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	592,706
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	714,324
		1,307,030
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29	440,000	453,684
AbbVie, Inc., 4.40%, 11/6/42	240,000	269,870
Amgen, Inc., 1.65%, 8/15/28	540,000	514,240
		1,237,794
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	140,000	134,476
Capital Markets — 1.2%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	324,000	318,162
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	956,000	914,026
Blackstone Private Credit Fund, 2.625%, 12/15/26(3)	426,000	404,562
Blackstone Private Credit Fund, 3.25%, 3/15/27(3)	436,000	426,148
Blackstone Secured Lending Fund, 2.85%, 9/30/28(3)	285,000	268,254
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	151,000	141,483
Blue Owl Finance LLC, 4.125%, 10/7/51(3)	425,000	402,322
Coinbase Global, Inc., 3.375%, 10/1/28(3)	112,000	100,637
Deutsche Bank AG, VRN, 3.96%, 11/26/25	625,000	651,206
Deutsche Bank AG, VRN, 2.31%, 11/16/27	264,000	256,640
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	203,263
FS KKR Capital Corp., 3.125%, 10/12/28	595,000	573,781
Goldman Sachs Group, Inc. (The), VRN, 1.76%, 1/24/25	1,000,000	996,866
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	924,000	899,963
Goldman Sachs Group, Inc. (The), VRN, 3.10%, 2/24/33	1,236,000	1,244,076
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	162,010
Hercules Capital, Inc., 2.625%, 9/16/26	303,000	291,727
Hercules Capital, Inc., 3.375%, 1/20/27	308,000	304,951
Main Street Capital Corp., 3.00%, 7/14/26	286,000	280,435
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	198,000	186,869
Morgan Stanley, VRN, 1.59%, 5/4/27	1,163,000	1,123,643
Morgan Stanley, VRN, 2.48%, 9/16/36	525,000	488,327
Owl Rock Capital Corp., 2.625%, 1/15/27	219,000	209,988
Owl Rock Core Income Corp., 3.125%, 9/23/26(3)	620,000	589,771

Owl Rock Technology Finance Corp., 6.75%, 6/30/25(3)	334,000	369,005
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	426,000	408,013
Prospect Capital Corp., 3.71%, 1/22/26	420,000	419,574
Prospect Capital Corp., 3.44%, 10/15/28	385,000	361,810
UBS Group AG, VRN, 1.49%, 8/10/27(3)	425,000	405,373
		13,402,885
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	330,000	381,337
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(3)	177,000	169,330
		550,667
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	348,703
Waste Connections, Inc., 2.60%, 2/1/30	120,000	118,055
Waste Connections, Inc., 2.95%, 1/15/52	231,000	211,420
Waste Management, Inc., 2.50%, 11/15/50	150,000	132,505
		810,683
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	465,000	431,990
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	296,774
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	308,000	302,125
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	176,000	170,987
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	154,000	150,788
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	258,000	267,945
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	14,000	14,584
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(3)	100,000	94,936
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(3)	445,000	426,044
SLM Corp., 3.125%, 11/2/26	442,000	426,355
		1,853,764
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	447,000	444,318
WRKCo, Inc., 3.00%, 9/15/24	201,000	206,802
		651,120
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	242,916
Pepperdine University, 3.30%, 12/1/59	355,000	360,206
		603,122
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(3)	256,000	245,093
Block Financial LLC, 3.875%, 8/15/30	240,000	248,246
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600,000	685,061
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	775,000	748,912
Societe Generale SA, 4.03%, 1/21/43(3)	415,000	399,953
		2,327,265
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 4.35%, 3/1/29	875,000	962,061
AT&T, Inc., 5.15%, 3/15/42	460,000	547,105
AT&T, Inc., 4.55%, 3/9/49	410,000	457,305
AT&T, Inc., 3.55%, 9/15/55	634,000	599,917
British Telecommunications plc, 3.25%, 11/8/29(3)	225,000	224,207
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	550,000	543,998
Telefonica Emisiones SA, 4.90%, 3/6/48	700,000	786,802
Verizon Communications, Inc., 4.33%, 9/21/28	333,000	367,108
Verizon Communications, Inc., 1.75%, 1/20/31	445,000	406,123

Verizon Communications, Inc., 4.40%, 11/1/34	149,000	167,175
Verizon Communications, Inc., 4.27%, 1/15/36	167,000	187,526
Verizon Communications, Inc., 4.86%, 8/21/46	297,000	363,989
Verizon Communications, Inc., 2.99%, 10/30/56	215,000	188,701
		5,802,017
Electric Utilities — 0.6%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	346,406
Alfa Desarrollo SpA, 4.55%, 9/27/51(3)	200,000	183,482
Baltimore Gas and Electric Co., 2.25%, 6/15/31	237,000	230,933
Comision Federal de Electricidad, 4.68%, 2/9/51(3)	550,000	489,992
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	349,870
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	153,590
Duke Energy Corp., 2.55%, 6/15/31	180,000	174,222
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	344,596
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	230,967
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	416,749
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	368,815
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	159,503
Exelon Corp., 4.45%, 4/15/46	150,000	172,216
Florida Power & Light Co., 2.45%, 2/3/32	231,000	228,905
Florida Power & Light Co., 4.125%, 2/1/42	169,000	190,718
Indiana Michigan Power Co., 3.25%, 5/1/51	157,000	152,056
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	338,966
Northern States Power Co., 3.20%, 4/1/52	240,000	243,261
Pacific Gas and Electric Co., 4.20%, 6/1/41	155,000	147,381
PacifiCorp, 3.30%, 3/15/51	310,000	305,981
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	293,964
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	360,000	325,847
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	93,406
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	346,883
		6,288,709
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30	300,000	301,148
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(3)	83,000	86,069
Netflix, Inc., 4.875%, 4/15/28	803,000	884,986
Netflix, Inc., 5.875%, 11/15/28	175,000	203,030
		1,174,085
Equity Real Estate Investment Trusts (REITs) — 0.7%
Broadstone Net Lease LLC, 2.60%, 9/15/31	235,000	223,080
Corporate Office Properties LP, 2.00%, 1/15/29	480,000	451,815
Crown Castle International Corp., 3.30%, 7/1/30	335,000	340,364
EPR Properties, 4.75%, 12/15/26	276,000	289,442
EPR Properties, 4.95%, 4/15/28	735,000	774,110
EPR Properties, 3.60%, 11/15/31	171,000	163,810
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	370,000	400,185
LXP Industrial Trust, 2.375%, 10/1/31	590,000	548,984
National Health Investors, Inc., 3.00%, 2/1/31	795,000	745,969
Office Properties Income Trust, 2.40%, 2/1/27	354,000	334,857
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	223,000	213,669
Piedmont Operating Partnership LP, 2.75%, 4/1/32	378,000	361,860
Rexford Industrial Realty LP, 2.15%, 9/1/31	454,000	419,267
Sabra Health Care LP, 3.20%, 12/1/31	774,000	735,505
STORE Capital Corp., 4.625%, 3/15/29	163,000	178,150
STORE Capital Corp., 2.70%, 12/1/31	207,000	194,652

Tanger Properties LP, 2.75%, 9/1/31	866,000	810,737
		7,186,456
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	464,000	563,872
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	475,000	441,678
Kraft Heinz Foods Co., 5.00%, 6/4/42	379,000	432,399
Mondelez International, Inc., 2.75%, 4/13/30	452,000	453,628
		1,327,705
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27(3)	510,000	500,598
Baxter International, Inc., 2.54%, 2/1/32(3)	720,000	698,258
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	887,525
		2,086,381
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	533,540
Centene Corp., 4.625%, 12/15/29	244,000	254,111
Centene Corp., 3.375%, 2/15/30	399,000	392,163
CVS Health Corp., 1.75%, 8/21/30	310,000	284,728
CVS Health Corp., 4.78%, 3/25/38	160,000	184,901
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	182,605
HCA, Inc., 3.50%, 9/1/30	325,000	324,048
HCA, Inc., 2.375%, 7/15/31	235,000	219,529
HCA, Inc., 3.50%, 7/15/51	330,000	305,976
Humana, Inc., 2.15%, 2/3/32	1,144,000	1,065,018
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	252,128
Roche Holdings, Inc., 2.61%, 12/13/51(3)	440,000	404,257
Universal Health Services, Inc., 1.65%, 9/1/26(3)	427,000	411,956
Universal Health Services, Inc., 2.65%, 10/15/30(3)	330,000	315,924
		5,130,884
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	372,000	375,720
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	314,491
Safehold Operating Partnership LP, 2.85%, 1/15/32	457,000	435,882
		750,373
Insurance — 0.4%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	270,000	262,863
Athene Global Funding, 1.99%, 8/19/28(3)	757,000	718,805
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	221,000	211,754
Equitable Financial Life Global Funding, 1.80%, 3/8/28(3)	290,000	277,319
GA Global Funding Trust, 2.90%, 1/6/32(3)	315,000	302,629
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	238,000	227,551
Guardian Life Global Funding, 1.625%, 9/16/28(3)	472,000	446,911
Hill City Funding Trust, 4.05%, 8/15/41(3)	760,000	697,987
RGA Global Funding, 2.70%, 1/18/29(3)	304,000	303,726
SBL Holdings, Inc., 5.125%, 11/13/26(3)	330,000	354,212
Stewart Information Services Corp., 3.60%, 11/15/31	490,000	482,954
		4,286,711
IT Services†
Fiserv, Inc., 2.65%, 6/1/30	380,000	372,490
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	320,000	290,483
Illumina, Inc., 2.55%, 3/23/31	527,000	511,691
		802,174

Machinery†
Cummins, Inc., 2.60%, 9/1/50	260,000	229,188
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	385,000	345,517
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	645,000	688,057
Comcast Corp., 3.75%, 4/1/40	440,000	466,907
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(3)	230,000	231,403
Discovery Communications LLC, 4.65%, 5/15/50	245,000	265,908
Grupo Televisa SAB, 5.00%, 5/13/45	550,000	621,369
Time Warner Cable LLC, 4.50%, 9/15/42	675,000	684,391
ViacomCBS, Inc., 4.20%, 6/1/29	280,000	302,146
ViacomCBS, Inc., 4.375%, 3/15/43	265,000	281,584
		3,887,282
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	440,000	412,053
Steel Dynamics, Inc., 3.45%, 4/15/30	215,000	223,662
Teck Resources Ltd., 6.25%, 7/15/41	390,000	491,026
		1,126,741
Multi-Utilities — 0.3%
Ameren Corp., 1.95%, 3/15/27	190,000	186,954
Ameren Corp., 3.50%, 1/15/31	430,000	451,035
CenterPoint Energy, Inc., 4.25%, 11/1/28	369,000	402,311
CenterPoint Energy, Inc., 2.65%, 6/1/31	285,000	278,882
Dominion Energy, Inc., 2.25%, 8/15/31	210,000	200,048
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	317,201
NiSource, Inc., 5.65%, 2/1/45	290,000	370,666
Sempra Energy, 3.25%, 6/15/27	180,000	186,366
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	463,353
		2,856,816
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	480,000	463,928
Target Corp., 2.95%, 1/15/52	327,000	320,329
		784,257
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	440,000	452,937
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	167,584
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	237,079
Cenovus Energy, Inc., 2.65%, 1/15/32	280,000	266,384
Continental Resources, Inc., 2.27%, 11/15/26(3)	310,000	300,313
Continental Resources, Inc., 2.875%, 4/1/32(3)	217,000	204,627
Diamondback Energy, Inc., 3.50%, 12/1/29	300,000	309,073
Enbridge, Inc., 3.40%, 8/1/51	310,000	295,395
Energy Transfer LP, 3.60%, 2/1/23	160,000	162,586
Energy Transfer LP, 4.25%, 3/15/23	370,000	378,720
Energy Transfer LP, 3.75%, 5/15/30	400,000	411,207
Energy Transfer LP, 4.90%, 3/15/35	270,000	292,280
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	522,452
Enterprise Products Operating LLC, 3.30%, 2/15/53	220,000	203,606
Equinor ASA, 3.25%, 11/18/49	230,000	229,827
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	900,000	858,329
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	250,000	315,255
Petroleos Mexicanos, 3.50%, 1/30/23	300,000	303,119
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	46,699
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	1,000,000	990,450
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	640,000	699,613

TransCanada PipeLines Ltd., 2.50%, 10/12/31	310,000	295,048
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	250,000	257,051
		8,199,634
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	366,557
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	297,643
Merck & Co., Inc., 1.70%, 6/10/27	330,000	323,916
Merck & Co., Inc., 2.15%, 12/10/31	345,000	333,525
Royalty Pharma plc, 2.20%, 9/2/30	235,000	217,826
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	840,000	887,455
Viatris, Inc., 4.00%, 6/22/50	139,000	137,619
		2,197,984
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	460,000	439,182
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(3)	201,000	195,559
		634,741
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	339,853
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	202,782
CSX Corp., 3.25%, 6/1/27	390,000	408,013
DAE Funding LLC, 1.55%, 8/1/24(3)	395,000	385,061
DAE Funding LLC, 3.375%, 3/20/28(3)	642,000	635,468
Union Pacific Corp., MTN, 3.55%, 8/15/39	450,000	469,274
		2,440,451
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.75%, 4/15/29	295,000	325,125
Intel Corp., 2.80%, 8/12/41	580,000	543,502
Microchip Technology, Inc., 4.25%, 9/1/25	1,036,000	1,067,579
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29(3)	185,000	201,209
Qorvo, Inc., 4.375%, 10/15/29	450,000	465,833
Qorvo, Inc., 3.375%, 4/1/31(3)	317,000	309,310
		2,912,558
Software — 0.1%
Microsoft Corp., 2.53%, 6/1/50	270,000	244,944
Oracle Corp., 3.60%, 4/1/40	645,000	597,875
		842,819
Specialty Retail — 0.2%
AutoNation, Inc., 1.95%, 8/1/28	307,000	292,876
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	495,000	484,841
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	55,272
Home Depot, Inc. (The), 2.375%, 3/15/51	397,000	338,695
Lowe's Cos., Inc., 2.625%, 4/1/31	690,000	680,286
		1,851,970
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.65%, 2/8/51	400,000	364,474
Dell International LLC / EMC Corp., 4.90%, 10/1/26	315,000	345,970
Dell International LLC / EMC Corp., 8.10%, 7/15/36	156,000	224,722
Dell International LLC / EMC Corp., 3.375%, 12/15/41(3)	390,000	353,530
Dell International LLC / EMC Corp., 8.35%, 7/15/46	70,000	110,718
HP, Inc., 2.65%, 6/17/31	580,000	554,422
		1,953,836
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	595,000	620,988

Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	371,000	401,553
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	377,446
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	814,000	842,311
T-Mobile USA, Inc., 3.50%, 4/15/31	395,000	386,033
T-Mobile USA, Inc., 3.40%, 10/15/52(3)	295,000	271,978
Vodafone Group plc, VRN, 4.125%, 6/4/81	465,000	443,736
		1,944,058
TOTAL CORPORATE BONDS (Cost $116,942,068)		113,986,946
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	76,222	80,428
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	19,389	20,351
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	66,449	70,445
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	80,564	84,902
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	70,025	73,502
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.63%), 1/1/44	87,877	90,323
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.60%), 6/1/45	44,216	45,924
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	136,858	141,653
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.64%), 9/1/47	201,699	208,175
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	45,314	47,136
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	45,495	47,322
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	65,776	69,615
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	135,499	138,680
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	83,520	85,550
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	124,316	128,639
		1,332,645
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.2%
FHLMC, 2.50%, 8/1/51	2,081,705	2,081,986
FHLMC, 2.50%, 9/1/51	3,743	3,749
FHLMC, 2.50%, 9/1/51	11,235	11,229
FHLMC, 2.50%, 10/1/51	10,191	10,211
FHLMC, 2.00%, 12/1/51	9,790	9,559
FHLMC, 2.50%, 12/1/51	1,084,085	1,084,636
FHLMC, 2.50%, 1/1/52	1,843,408	1,842,517
FNMA, 2.00%, 2/1/52	998,180	975,206
FNMA, 3.50%, 3/1/34	138,635	145,342
FNMA, 4.50%, 9/1/41	165,315	180,949
FNMA, 3.50%, 5/1/42	780,623	830,116
FNMA, 3.50%, 6/1/42	254,281	270,492
FNMA, 3.00%, 6/1/51	183,547	189,186
FNMA, 2.50%, 11/1/51	1,843,698	1,844,731
FNMA, 2.50%, 12/1/51	3,924,649	3,926,849
FNMA, 2.50%, 1/1/52	1,844,883	1,843,991
FNMA, 2.00%, 2/1/52	1,197,869	1,170,818
GNMA, 2.50%, TBA	3,142,000	3,161,883
GNMA, 3.00%, TBA	1,070,000	1,095,329
GNMA, 7.00%, 4/20/26	12,502	13,437
GNMA, 7.50%, 8/15/26	7,752	8,400
GNMA, 7.00%, 2/15/28	1,156	1,159
GNMA, 7.00%, 5/15/31	20,445	23,178
GNMA, 5.50%, 11/15/32	51,415	58,574

GNMA, 4.50%, 6/15/41	179,402	204,001
GNMA, 3.50%, 6/20/42	313,471	334,260
GNMA, 3.50%, 3/15/46	1,411,435	1,495,193
GNMA, 3.50%, 6/20/51	1,323,278	1,372,620
GNMA, 3.00%, 7/20/51	491,377	503,734
GNMA, 3.00%, 8/20/51	958,909	983,149
GNMA, 2.50%, 9/20/51	1,377,659	1,388,520
GNMA, 3.00%, 9/20/51	1,012,626	1,038,090
GNMA, 3.00%, 10/20/51	978,471	1,003,496
GNMA, 3.00%, 11/20/51	1,584,132	1,623,999
GNMA, 3.50%, 12/20/51	2,990,517	3,107,857
GNMA, 3.50%, 1/20/52	2,000,000	2,080,795
UMBS, 3.00%, TBA	8,800,000	8,990,438
		44,909,679
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $46,747,168)		46,242,324
ASSET-BACKED SECURITIES — 2.5%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	1,567,770	1,538,763
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	620,813
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	871,875	850,573
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	711,360	692,491
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37	1,562,682	1,547,346
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	1,900,000	1,869,309
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	1,200,000	1,161,960
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	950,000	919,386
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	1,100,000	1,054,761
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	1,800,000	1,793,628
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)	1,288,710	1,258,464
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	408,935	419,979
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	786,359	775,603
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	542,191	530,251
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(3)	92,080	103,509
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	170,981	198,135
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(3)	207,663	245,316
JG Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	550,000	589,291
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	1,247,644	1,228,032
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	1,643,727	1,607,625
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	1,187,500	1,164,878
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	1,625,000	1,585,220
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,925,000	1,904,993
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	484,309
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	450,000	433,725
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	366,015	363,086
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	634,947	616,117
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(3)	525,000	506,577
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	119,304	119,182
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	268,927	274,410
TOTAL ASSET-BACKED SECURITIES (Cost $27,005,968)		26,457,732
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,216	4,246
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.49%, 3/25/35	98,520	100,349
Angel Oak Mortgage Trust, Series 2021-7, Class A1, VRN, 1.98%, 10/25/66(3)	635,997	628,722
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	67,106	68,631

Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.61%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	400,595
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.06%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	362,154
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/26/30(3)	412,159	415,278
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (30-day average SOFR plus 1.20%), 2/25/50(3)	412,664	413,892
CHNGE Mortgage Trust, Series 2022-1 Class A, VRN, SEQ, 3.01%, 1/25/67(3)	875,000	874,993
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 8/25/34	207,175	212,692
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,494	1,445
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	424,751	417,884
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	463,193	462,541
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	362,866	356,385
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (30-day average SOFR plus 2.70%), 10/25/33(3)	525,000	531,614
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	99,873	103,640
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	1,704,473	1,694,234
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	389,556	383,260
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	24,677	24,576
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.34%, 5/25/34	41,764	41,328
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	58,130	60,275
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.36%, (1-month LIBOR plus 3.25%), 10/25/30(3)	530,289	531,600
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.66%, (1-month LIBOR plus 1.55%), 7/25/33(3)	360,000	358,880
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(3)	546,410	540,582
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.47%, 1/25/47(3)	150,000	149,607
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	233,952	234,594
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(3)	1,076,020	1,072,779
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(3)	1,157,712	1,133,167
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	90,010	91,026
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	43,355	43,508
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	82,145	83,254
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	813,019	798,555
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.86%, (1-month LIBOR plus 0.75%), 5/25/55(3)	750,000	748,293
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	1,030,598	1,026,156
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	905,749	875,103
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	365,268	364,387
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(3)	1,105,688	1,103,684
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	453,426	451,472
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	53,730	53,991
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	446,000	447,676
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	33,607	34,539
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(3)	604,116	596,648
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	347,933	345,801
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	397,873	394,154
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(3)	825,809	822,249
		19,860,439
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/25/24	103,917	105,810
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.36%, (1-month LIBOR plus 3.25%), 5/25/25	58,166	58,925
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.76%, (1-month LIBOR plus 4.65%), 10/25/28	341,625	354,696
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.56%, (1-month LIBOR plus 2.45%), 3/25/49(3)	306,546	310,169
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 6/25/50(3)	27,585	27,622
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.85%, (30-day average SOFR plus 2.80%), 10/25/50(3)	491,708	496,776
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.71%, (1-month LIBOR plus 3.60%), 7/25/50(3)	67,937	68,216
FHLMC, Series 2021-DNA6, Class M2, VRN, 1.55%, (30-day average SOFR plus 1.50%), 10/25/41(3)	1,715,000	1,706,058
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	1,479,664	261,112
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	462,489	86,451
FNMA, Series 2013-C01, Class M2, VRN, 5.36%, (1-month LIBOR plus 5.25%), 10/25/23	571,399	597,202

FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	172,442	174,948
FNMA, Series 2014-C04, Class 1M2, VRN, 5.01%, (1-month LIBOR plus 4.90%), 11/25/24	193,313	201,719
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	451,864	476,538
FNMA, Series 2015-C04, Class 2M2, VRN, 5.66%, (1-month LIBOR plus 5.55%), 4/25/28	962,261	1,004,107
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.11%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	113,258
		6,043,607
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,040,959)		25,904,046
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 2.17%, (3-month LIBOR plus 1.90%), 10/27/33(3)	600,000	600,538
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.86%, (3-month LIBOR plus 1.60%), 7/22/32(3)	1,090,000	1,087,988
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(3)	825,000	826,156
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.20%, (3-month LIBOR plus 1.95%), 1/20/32(3)	800,000	801,468
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.91%, (3-month LIBOR plus 1.65%), 4/22/31(3)	550,000	550,274
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.36%, (3-month LIBOR plus 2.10%), 4/22/31(3)	575,000	575,743
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 2.04%, (3-month LIBOR plus 1.80%), 1/15/29(3)	1,000,000	998,094
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 10/17/32(3)	550,000	549,589
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.80%, (1-month LIBOR plus 1.70%), 6/16/36(3)	1,125,000	1,112,131
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.27%, (3-month LIBOR plus 1.02%), 4/20/31(3)	575,000	574,715
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 7/15/30(3)	725,000	724,840
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(3)	700,000	700,210
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/32(3)	500,000	500,249
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.60%), 10/20/32(3)	600,000	600,299
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.80%, (3-month LIBOR plus 1.56%), 7/23/33(3)	800,000	802,821
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 1.64%, (3-month LIBOR plus 1.40%), 11/22/33(3)	787,135	787,240
KKR CLO Ltd., Series 2018, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 7/18/30(3)	575,000	574,876
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.40%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	450,360
KKR CLO Ltd., Series 2030A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 10/17/31(3)	1,025,000	1,023,425
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.40%, (1-month LIBOR plus 1.30%), 2/15/39(3)	239,500	239,169
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.75%, (1-month LIBOR plus 1.65%), 2/15/39(3)	800,000	797,319
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	450,000	449,692
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.89%, (3-month LIBOR plus 1.65%), 7/15/33(3)	1,075,000	1,073,105
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/16/36(3)	1,075,000	1,073,184
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(3)	800,000	794,042
Parallel Ltd., Series 2019-1A, Class BR, VRN, 2.05%, (3-month LIBOR plus 1.80%), 7/20/32(3)	825,000	825,152
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.35%, (3-month LIBOR plus 2.10%), 10/20/31(3)	750,000	748,077
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.95%, (3-month LIBOR plus 1.70%), 1/20/32(3)	1,350,000	1,349,273
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 1.91%, (3-month LIBOR plus 1.65%), 4/25/31(3)	1,050,000	1,050,526
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.81%, (3-month LIBOR plus 1.57%), 10/18/30(3)	1,150,000	1,148,212
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.89%, (3-month LIBOR plus 1.65%), 4/15/31(3)	850,000	850,423
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.80%, (3-month LIBOR plus 1.55%), 7/20/29(3)	1,100,000	1,099,358
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $25,354,428)		25,338,548
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.65%, (1-month LIBOR plus 1.55%), 1/18/36(3)	500,000	497,202
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.00%, (1-month LIBOR plus 1.90%), 1/18/36(3)	400,000	400,612
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)	975,000	970,637
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)	1,100,000	1,067,112
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.51%, (1-month LIBOR plus 2.40%), 9/15/36(3)	1,200,000	1,191,232
BXMT Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (30-day average SOFR plus 1.76%), 2/15/38(3)	1,090,000	1,082,906
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 2.23%, (1-month LIBOR plus 2.12%), 11/15/38(3)	1,497,000	1,491,363
OPG Trust, Series 2021-PORT, Class E, VRN, 1.64%, (1-month LIBOR plus 1.53%), 10/15/36(3)	1,431,000	1,398,768

PFP Ltd., Series 2019-5, Class B, VRN, 1.76%, (1-month LIBOR plus 1.65%), 4/14/36(3)	550,000	549,529
PFP Ltd., Series 2021-8, Class C, VRN, 1.91%, (1-month LIBOR plus 1.80%), 8/9/37(3)	807,000	803,925
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,616,852)		9,453,286
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	432,059
California State University Rev., 2.98%, 11/1/51	500,000	476,834
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	291,772
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	643,835
Houston GO, 3.96%, 3/1/47	120,000	137,923
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	142,036
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	83,937
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	877,313
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	561,643
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	159,079
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	314,938
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	145,978
New York City GO, 6.27%, 12/1/37	95,000	130,796
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	333,038
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	127,534
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	65,644
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	254,549
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	390,610
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	285,072
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	140,514
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	143,140
State of California GO, 4.60%, 4/1/38	355,000	402,767
State of California GO, 7.55%, 4/1/39	100,000	160,373
State of California GO, 7.30%, 10/1/39	160,000	242,778
State of California GO, 7.60%, 11/1/40	80,000	132,096
State of Washington GO, 5.14%, 8/1/40	20,000	26,009
TOTAL MUNICIPAL SECURITIES (Cost $6,259,316)		7,102,267
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 0.75%, 10/8/27	2,000,000	1,895,213
FNMA, 6.625%, 11/15/30	600,000	827,233
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	288,664
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,014,385)		3,011,110
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	100,000	100,138
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	650,703
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	224,279
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	200,882
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	143,168
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	114,916
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	136,360
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,417,205)		1,570,446

BANK LOAN OBLIGATIONS(4) — 0.1%
Media — 0.1%
DirecTV Financing, LLC, Term Loan, 8/2/27(5)	595,000	596,583
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	500,220	497,406
TOTAL BANK LOAN OBLIGATIONS (Cost $1,097,244)		1,093,989
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $134,000)	134,000	132,158
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,951,209	17,951,209
TOTAL SHORT-TERM INVESTMENTS (Cost $17,951,209)		17,951,209
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $968,067,259)		1,083,045,696
OTHER ASSETS AND LIABILITIES — (1.0)%		(11,185,834)
TOTAL NET ASSETS — 100.0%		$1,071,859,862

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	111,941	USD	126,388	Credit Suisse AG	3/31/22	$(461)
EUR	185,851	USD	211,087	Credit Suisse AG	3/31/22	(2,017)
EUR	259,760	USD	295,489	Credit Suisse AG	3/31/22	(3,276)
EUR	147,819	USD	168,943	Credit Suisse AG	3/31/22	(2,656)
EUR	295,639	USD	334,442	Credit Suisse AG	3/31/22	(1,868)
EUR	114,811	USD	130,113	Goldman Sachs & Co.	3/31/22	(958)
EUR	163,606	USD	186,139	UBS AG	3/31/22	(2,094)
EUR	135,621	USD	152,338	UBS AG	3/31/22	226
USD	5,491,148	EUR	4,849,338	Credit Suisse AG	3/31/22	35,962
USD	193,781	EUR	170,782	Credit Suisse AG	3/31/22	1,663
USD	197,644	EUR	172,217	Credit Suisse AG	3/31/22	3,912
USD	188,845	EUR	166,476	UBS AG	3/31/22	1,570
USD	135,318	EUR	118,399	UBS AG	3/31/22	2,126
						$32,129

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1	March 2022	$216,656	$(400)
U.S. Treasury 5-Year Notes	6	March 2022	715,219	316
U.S. Treasury Long Bonds	44	March 2022	6,847,500	(95,562)
U.S. Treasury Ultra Bonds	5	March 2022	944,687	(3,752)
			$8,724,062	$(99,398)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	135	March 2022	$17,275,781	$(10,689)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$301,866	$301,338
CPURNSA	Receive	2.34%	2/5/26	$2,300,000	301	171,157	171,458
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	524	298,307	298,831
CPURNSA	Receive	2.30%	2/24/26	$4,000,000	524	302,100	302,624
					$821	$1,073,430	$1,074,251

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $719,679.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $105,972,495, which represented 9.9% of total net assets.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	633,696,313	9,085,715	—
U.S. Treasury Securities	—	162,019,607	—
Corporate Bonds	—	113,986,946	—
U.S. Government Agency Mortgage-Backed Securities	—	46,242,324	—
Asset-Backed Securities	—	26,457,732	—
Collateralized Mortgage Obligations	—	25,904,046	—
Collateralized Loan Obligations	—	25,338,548	—
Commercial Mortgage-Backed Securities	—	9,453,286	—
Municipal Securities	—	7,102,267	—
U.S. Government Agency Securities	—	3,011,110	—
Sovereign Governments and Agencies	—	1,570,446	—
Bank Loan Obligations	—	1,093,989	—
Preferred Stocks	—	132,158	—
Short-Term Investments	17,951,209	—	—
	651,647,522	431,398,174	—
Other Financial Instruments
Futures Contracts	316	—	—
Swap Agreements	—	1,074,251	—
Forward Foreign Currency Exchange Contracts	—	45,459	—
	316	1,119,710	—
Liabilities
Other Financial Instruments
Futures Contracts	110,403	—	—
Forward Foreign Currency Exchange Contracts	—	13,330	—
	110,403	13,330	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.